Summary Of Significant Accounting Policies (Schedule Of Tax Correction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						156 Months Ended		96 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Increase/(Decrease) [Member]	Dec. 31, 2010 Increase/(Decrease) [Member]	Dec. 31, 2009 Increase/(Decrease) [Member]	Dec. 31, 2011 Increase/(Decrease) [Member]	Dec. 31, 2006 Cumulative 1999 Through 2006 [Member]	Dec. 31, 2006 Cumulative 1999 Through 2006 [Member] Increase/(Decrease) [Member]	Dec. 31, 2006 Cumulative 1999 Through 2006 [Member] Cumulative [Member]	Dec. 31, 2007 2007 [Member]	Dec. 31, 2007 2007 [Member] Increase/(Decrease) [Member]	Dec. 31, 2007 2007 [Member] Cumulative [Member]	Dec. 31, 2008 2008 [Member]	Dec. 31, 2008 2008 [Member] Increase/(Decrease) [Member]	Dec. 31, 2008 2008 [Member] Cumulative [Member]	Dec. 31, 2009 2009 [Member]	Dec. 31, 2009 2009 [Member] Increase/(Decrease) [Member]	Dec. 31, 2009 2009 [Member] Cumulative [Member]	Dec. 31, 2010 2010 [Member]	Dec. 31, 2010 2010 [Member] Increase/(Decrease) [Member]	Dec. 31, 2010 2010 [Member] Cumulative [Member]	Dec. 31, 2011 2011 [Member]	Dec. 31, 2011 2011 [Member] Increase/(Decrease) [Member]	Dec. 31, 2011 2011 [Member] Cumulative [Member]
R & D Deduction Error	$ 166,191	$ 151,896	$ 144,370				$ 4,493		$ 3,284												$ 989			$ 220
Interest & Penalties	5,200	4,300					4,697		1,792			599			538			341			479			948
Other Income/ Expense	(4,750)	(7,034)	707	(52)	(1,377)	(1,842)	(3,425)		(1,080)			(752)			1,574			(1,842)			(1,377)			52
Net income	50,950	95,722	68,176	(1,116)	(2,845)	(2,183)	(12,615)		(6,156)			(1,351)			1,036			(2,183)			(2,845)			(1,116)
Income taxes payable	14,482	13,091		14,482	13,091		14,482	6,677	6,677		8,274	1,597		7,277	(997)		9,851	2,574		13,091	3,240		14,482	1,391
Deferred income taxes, net	21,647	8,269		1,867	1,592		1,867		521	521		246	767		39	806		391	1,197		395	1,592		275	1,867
Retained Earnings	$ 333,057	$ 290,198		$ (12,615)	$ (11,499)		$ (12,615)			$ 6,156			$ 7,507			$ 6,471			$ 8,654			$ 11,499			$ 12,615